SUPPLEMENTAL FINANCIAL INFORMATION - Non-cash operating working capital items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUPPLEMENTAL FINANCIAL INFORMATION
Trade and other receivables	$ (2,714)	$ (823)
Inventories	(6,600)	(165)
Prepaid expenses and other assets	(314)	(524)
Accounts payable and accrued liabilities	10,436	9,181
Change in non-cash working capital items	$ 808	$ 7,669